Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2016	Mar. 31, 2015
Statement of Financial Position [Abstract]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, authorized	10,000,000	10,000,000
Preferred stock, issued
Preferred stock, outstanding
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, authorized	300,000,000	300,000,000
Common stock, issued	13,615,440	5,493,200
Common stock, outstanding	13,615,440	5,493,200